SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Text block [abstract]
SEGMENT INFORMATION
13.	SEGMENT INFORMATION

The Company operates in one reportable segment, being the acquisition, exploration and development of uranium properties. All of the Company’s non-current assets are located in Canada.